SCHEDULE OF INVENTORIES (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
Finished goods	$ 2,997,812	$ 3,017,363
Parts	367,361	373,459
Inventories	$ 3,365,173	$ 3,390,822